Consolidated Statements Of Earnings (Parenthetical) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Consolidated Statements Of Earnings
Total cost of sales, restaurant depreciation and amortization	$ 295.6	$ 283.4	$ 267.1
(Losses) earnings from discontinued operations, tax (benefit) expense	$ (1.5)	$ (1.5)	$ 0.2